Expense Example, No Redemption - American Funds Strategic Bond Fund	Feb. 28, 2025 USD ($)
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,273
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	$ 1,511